Derivatives, Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	$ 2,318	$ (1,072)	$ 413
Net derivative gains (losses) from economic hedges related to mortgage loans held for sale and derivative loan commitments	(141)	857	35
Not designated as hedging instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(4,959)	4,947	(4,376)
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights		(1,100)	413
Not designated as hedging instrument [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	2,595	(567)	1,062
Not designated as hedging instrument [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,120)	(408)	(1,483)
Not designated as hedging instrument [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(4,867)	5,667	(3,037)
Not designated as hedging instrument [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(567)	255	(918)
Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(26)	35	(1,954)
Economic hedges [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	2,178	(230)	373
Economic hedges [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,122)	(404)	(1,466)
Economic hedges [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(77)	669	(866)
Economic hedges [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(5)	0	5
Economic hedges [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	2,177	(215)	448
Economic hedges [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	2,177	(215)	448
Economic hedges [Member] | Mortgage banking [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Mortgage banking [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Mortgage banking [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,120)	(408)	(1,483)
Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,120)	(408)	(1,483)
Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Economic hedges [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(83)	658	(919)
Economic hedges [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1	(15)	(75)
Economic hedges [Member] | Other [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2)	4	17
Economic hedges [Member] | Other [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(77)	669	(866)
Economic hedges [Member] | Other [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(5)	0	5
Customer accommodation trading and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(4,933)	4,912	(2,422)
Customer accommodation trading and other derivatives [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	323	94	774
Customer accommodation trading and other derivatives [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	164	83	178
Customer accommodation trading and other derivatives [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(5,347)	4,096	(3,931)
Customer accommodation trading and other derivatives [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	47	638	638
Customer accommodation trading and other derivatives [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(120)	1	(81)
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	418	(352)	614
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	418	(352)	614
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Mortgage banking [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(4,867)	5,667	(3,037)
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(95)	446	160
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	164	83	178
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(4,863)	4,499	(3,932)
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	47	638	638
Customer accommodation trading and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(120)	1	(81)
Customer accommodation trading and other derivatives [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(484)	(403)	1
Customer accommodation trading and other derivatives [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(484)	(403)	1
Customer accommodation trading and other derivatives [Member] | Other [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Customer accommodation trading and other derivatives [Member] | Other [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	$ 0	$ 0	$ 0